Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	[1]	$ 1,754,945	$ 1,820,036
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2023		1,070
2022		129,332
2021		865,146
2020		582,551
2019		127,024
Prior		50,714
Net investment in finance leases, net		1,755,837
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2023		96,064
2022		493,971
2021		14,556
2020		97,690
2019		192,110
Net investment in finance leases, net		894,391
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
2022		94,163
2021		787,204
2020		550,235
2019		94,507
Prior		35,473
Net investment in finance leases, net		1,561,582
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2023		96,064
2022		493,971
2021		11,148
2020		97,690
2019		179,603
Net investment in finance leases, net		878,476
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2023		86
2022		26,975
2021		72,209
2020		30,747
2019		27,288
Prior		15,023
Net investment in finance leases, net		172,328
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2021		3,408
2019		12,507
Net investment in finance leases, net		15,915
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2023		984
2022		8,194
2021		5,733
2020		1,569
2019		5,229
Prior		218
Net investment in finance leases, net		$ 21,927

[1]	As of June 30, 2023 and December 31, 2022, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,576,494 and $1,659,155, respectively, and was measured using Level 2 inputs.